Asset Held for Sale (Narrative) (Details)	12 Months Ended
Aug. 31, 2019 CAD ($)
Available-for-sale financial assets [abstract]
Cash consideration for the disposition of assets held for sale	$ 5,000,000
Asset held for sale	$ 2,605,147